NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 121.3% (96.8% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	$858,956
	Alaska – 0.4% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
2,000	5.000%, 6/01/32	3/21 at 100.00	B3	2,032,320
350	5.000%, 6/01/46	3/21 at 100.00	B3	354,379
2,350	Total Alaska			2,386,699
	Arizona – 1.1% (0.9% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	2,078,440
680	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	620,881
665	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23	No Opt. Call	BB+	692,797
2,000	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/32	7/29 at 100.00	A3	2,397,160
75	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	76,449
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	308,044
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	1,032,770
6,710	Total Arizona			7,206,541
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	2,871,617
	California – 11.3% (9.0% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	2,073,351
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, Formerly Tender Option Bond Trust 3306, 27.117%, 8/01/30, 144A (IF) (5)	No Opt. Call	AA	5,578,596

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	$3,916,818
10	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	11,031
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,285,333
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,313,907
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	1,060,150
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	566,305
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,788,625
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,745,600
1,713	5.500%, 12/01/54	12/24 at 100.00	BB	1,886,955
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	2,700,798
2,765	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	3,063,924
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	3/21 at 100.00	N/R	5,017,400
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	3,356,730
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,480,160
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,998,097
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,455,387
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,622,580
1,415	5.000%, 6/01/35	6/28 at 100.00	BB+	1,712,758
2,235	3.500%, 6/01/36	6/22 at 100.00	BB	2,276,951
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	3/21 at 100.00	A	100,379
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,607,246
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	257,098
4,100	Natomas Unified School District, Sacramento County, California, General Obligation Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (5)	8/26 at 100.00	AA	4,219,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	$735,952
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,213,777
85	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	86,566
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	560,175
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,821,837
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	458,484
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,588,890
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,588,890
65,168	Total California			76,150,675
	Colorado – 2.8% (2.2% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	834,787
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	277,678
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A+	698,187
50	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	52,078
851	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 0.000%, 10/01/27 (AMT) (7), (8)	No Opt. Call	N/R	11,747
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 14.311%, 11/15/30, 144A (IF) (5)	11/22 at 100.00	AA+	3,942,312
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
100	22.413%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	185,148
300	22.413%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	610,023
430	22.362%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	942,775
725	22.413%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,687,140
200	22.413%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	487,782
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,376,000
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,023,690

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,900	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 11/01/26	11/21 at 100.00	Baa3	$1,940,565
205	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	205,906
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	AA-	3,395,952
15,826	Total Colorado			18,671,770
	Connecticut – 0.2% (0.2% of Total Investments)
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	940,032
7,995	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)	No Opt. Call	N/R	519,665
8,895	Total Connecticut			1,459,697
	District of Columbia – 0.6% (0.5% of Total Investments)
670	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 4.000%, 10/01/21	No Opt. Call	BB-	669,598
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	BBB	930,432
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	359,448
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	21.809%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	787,182
785	21.729%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	829,172
520	21.809%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	549,307
3,875	Total District of Columbia			4,125,139
	Florida – 10.2% (8.2% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/23	No Opt. Call	BBB	162,894
590	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	619,724
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	7,752,384
1,715	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	3/21 at 100.00	Baa3	1,720,848
505	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	520,736
145	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	146,022
2,500	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/45	2/30 at 100.00	BBB+	2,781,225
195	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21 (ETM)	No Opt. Call	N/R (4)	198,483

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$7,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	$7,280,250
6,865	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/21 at 103.00	N/R	6,761,476
335	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	347,281
	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012:
355	5.250%, 11/01/22	No Opt. Call	N/R	368,281
1,255	5.750%, 11/01/32	11/23 at 100.00	N/R	1,333,726
1,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/21 at 100.00	BB-	1,501,650
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	21.810%, 7/01/22, 144A (IF) (5)	No Opt. Call	A	915,838
820	21.810%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A	1,075,389
1,115	21.810%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A	1,459,948
800	21.810%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A	1,045,840
370	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	377,629
645	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	663,847
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	797,265
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	1,019,560
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	977,260
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	450,650
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,733,320
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	583,825
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	942,606
365	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	395,748
2,325	Saint Johns County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities Obligated Group Project, Series 2020A, 4.000%, 8/01/55	8/25 at 103.00	A-	2,479,799
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,890,366

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB	$1,816,215
800	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	823,904
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A-	3,233,558
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,586,057
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,713,067
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,534,176
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	22.718%, 7/01/27 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	528,048
290	22.718%, 7/01/28 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	382,835
1,000	17.685%, 7/01/29 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,253,710
1,000	17.685%, 7/01/30 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,253,710
1,000	22.718%, 7/01/31 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	1,320,120
785	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	808,299
1,030	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,048,241
205	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	211,095
1,230	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	1,237,515
70,170	Total Florida			69,054,420
	Georgia – 0.3% (0.3% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	413,608
1,866	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	3/21 at 100.00	Baa3	1,876,819
2,516	Total Georgia			2,290,427
	Guam – 3.1% (2.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,103,846
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,431,659
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,220,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$1,365	5.250%, 7/01/24	7/23 at 100.00	A-	$1,503,002
2,500	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	2,799,800
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,890,725
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,405,387
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	1,071,660
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,150,671
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	220,192
18,470	Total Guam			20,797,139
	Hawaii – 1.3% (1.0% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	6,698,341
160	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	162,136
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	3/21 at 100.00	Ba3	1,553,410
7,925	Total Hawaii			8,413,887
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	2,864,770
	Illinois – 17.4% (13.9% of Total Investments)
3,490	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	3,530,205
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A-	6,013,600
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A-	501,745
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	BB	765,832
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB	518,424
555	5.250%, 12/01/39	12/24 at 100.00	BB	609,040
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33	12/22 at 100.00	BB	3,580,426
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,513,506
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,234,850

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	$1,167,950
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,238,410
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23	No Opt. Call	BB	2,335,193
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	1,250,200
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,447,494
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,317,615
1,962	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	3/21 at 100.00	N/R	1,962,157
718	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (8)	3/21 at 100.00	N/R	532,311
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB+	1,815,883
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C, 0.000%, 1/01/29	No Opt. Call	BBB+	180,371
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	3/21 at 100.00	BBB+	3,220,691
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,766,028
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	934,881
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,693,500
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	579,282
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,866,323
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	2,324,660
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	21.396%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	A+	1,344,280
3,040	21.396%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	A+	4,012,861
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
330	22.094%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	368,851
480	22.135%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	536,621
435	22.076%, 9/01/22, 144A (IF) (5)	No Opt. Call	AA+	588,233
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,570,935
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,539,339

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
$1,035	5.000%, 5/15/21 (ETM)	No Opt. Call	A1 (4)	$1,044,160
1,210	5.000%, 5/15/22 (ETM)	No Opt. Call	A1 (4)	1,273,247
1,575	5.000%, 5/15/24 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,657,325
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37	8/27 at 100.00	Baa3	853,957
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,799,725
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	925,130
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB-	1,052,363
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB-	1,196,501
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB-	1,986,319
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	1,745,025
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	6,029,548
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB-	3,350,577
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB-	5,234,138
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	3/21 at 100.00	BBB-	1,875,180
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB-	1,846,670
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,387,960
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 18.050%, 8/01/23 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	2,775,940
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,872,283
2,275	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB	2,380,469
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB	1,192,980
2,250	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding Series 2018B, 4.125%, 10/01/46	4/25 at 100.00	BBB	2,325,240
	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB	1,240,030
200	5.000%, 10/01/26	4/25 at 100.00	BBB	224,598
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	451,426
2,500	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,829,450
106,645	Total Illinois			117,411,938

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 2.3% (1.8% of Total Investments)
$145	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A	6/30 at 100.00	N/R	$150,063
3,635	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	3,723,403
85	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/30	12/27 at 103.00	N/R	91,800
615	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	653,641
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	3/21 at 100.00	B-	5,605,987
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24	No Opt. Call	Baa3	1,459,711
175	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	187,581
3,000	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (AMT) (Mandatory Put 6/05/26)	No Opt. Call	A1	3,659,610
14,540	Total Indiana			15,531,796
	Iowa – 1.8% (1.4% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,994,300
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	3,295,620
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	5,059,966
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	1,521,195
11,065	Total Iowa			11,871,081
	Kansas – 1.3% (1.1% of Total Investments)
	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056:
310	17.960%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	368,801
2,000	22.540%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,470,420
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	236,858
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 0.000%, 12/15/34 (8)	12/22 at 100.00	N/R	1,000,000
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	4,765,840
12,510	Total Kansas			8,841,919

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.0% (0.8% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
$920	5.000%, 2/01/31	2/30 at 100.00	BBB-	$1,097,624
125	4.000%, 2/01/33	2/30 at 100.00	BBB-	136,499
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	3,352,350
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,464,029
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33	7/25 at 100.00	BBB+	770,063
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%, 9/15/21 – BAM Insured	No Opt. Call	AA	177,032
6,220	Total Kentucky			6,997,597
	Louisiana – 2.0% (1.6% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
780	5.625%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	794,055
60	6.250%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	61,201
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa2	3,631,122
1,500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	1,694,295
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/31 (6)	No Opt. Call	Baa1	2,887,570
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	252,600
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	506,200
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA-	1,060,700
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A2	590,370
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A2	941,176
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	729,864
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	313,286
12,535	Total Louisiana			13,462,439
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33 (AMT), 144A (8)	12/26 at 100.00	N/R	275,000

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
$350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	$367,738
850	Total Maine			642,738
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	B	362,646
1,000	5.000%, 9/01/33	9/27 at 100.00	BB-	1,027,970
2,000	5.000%, 9/01/34	9/27 at 100.00	B	2,053,000
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/21 at 100.00	BB-	782,936
4,125	Total Maryland			4,226,552
	Massachusetts – 0.3% (0.2% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/26	No Opt. Call	BBB	1,199,310
805	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	846,723
1,805	Total Massachusetts			2,046,033
	Michigan – 3.7% (3.0% of Total Investments)
930	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	973,105
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,729,950
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,737,100
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,733,550
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,218,545
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	2,299,140
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,294,120
65	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	64,270
175	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	3/21 at 100.00	BBB-	175,438
22,115	Total Michigan			25,225,218
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	273,632
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	261,857
510	Total Minnesota			535,489

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.5% (0.4% of Total Investments)
$1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc Project, Series 2006, 4.550%, 12/01/28	3/21 at 100.00	BBB-	$1,842,491
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.788%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	961,992
500	22.788%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	601,245
3,145	Total Mississippi			3,405,728
	Missouri – 1.4% (1.1% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/24	No Opt. Call	BBB-	1,641,821
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	1,152,866
2,500	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	2,574,900
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	883,096
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	407,711
800	5.000%, 11/15/25	No Opt. Call	N/R	875,904
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,788,362
8,785	Total Missouri			9,324,660
	Nebraska – 0.7% (0.5% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	2,073,060
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A2	1,537,827
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	A-	715,277
4,080	Total Nebraska			4,326,164
	Nevada – 0.7% (0.6% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A-	383,440
495	5.000%, 9/01/31	9/27 at 100.00	A-	586,238
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	1,742,063

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
$180	5.000%, 3/01/21	No Opt. Call	N/R	$180,000
165	5.000%, 3/01/22	No Opt. Call	N/R	169,986
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,681,249
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	178,518
4,415	Total Nevada			4,921,494
	New Jersey – 10.8% (8.6% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,281,520
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB	942,273
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	Baa1	2,893,575
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 5.000%, 6/15/35	12/28 at 100.00	Baa1	2,244,019
1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/37	11/29 at 100.00	Baa1	1,551,886
2,705	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	2,803,246
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	Baa1	2,494,072
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2018-XG0168, 4.803%, 9/01/27, 144A (IF) (5)	3/23 at 100.00	Baa1	1,206,000
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	Baa1	1,740,695
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.318%, 9/01/25, 144A (IF) (5)	3/25 at 100.00	Baa1	1,381,464
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
2,320	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	2,464,234
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	8,024,517
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,693,874
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29	9/24 at 100.00	Baa1	5,393,150
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,089,250
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA	1,452,444

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	$1,289,584
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (5)	No Opt. Call	Baa1	8,659,800
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	Baa1	1,129,760
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.000%, 6/15/31	12/28 at 100.00	Baa1	2,731,905
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
41	22.017%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	54,268
459	22.017%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R (4)	607,532
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S:
915	5.000%, 1/01/34	1/26 at 100.00	Baa1	1,036,503
1,505	5.000%, 1/01/35	1/26 at 100.00	Baa1	1,702,020
1,000	5.000%, 1/01/39	1/26 at 100.00	Baa1	1,123,720
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,934,442
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,775,015
1,920	5.000%, 6/01/30	6/28 at 100.00	A-	2,372,582
73,960	Total New Jersey			73,073,350
	New Mexico – 0.3% (0.2% of Total Investments)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BB+	2,047,300
	New York – 12.9% (10.3% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 4.000%, 4/01/23	No Opt. Call	BBB-	598,323
885	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	945,853
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	22,063
820	5.000%, 5/01/23	No Opt. Call	BBB-	893,513
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	27,521
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,049,617
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa3	12,317,700
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	829,484

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1:
$1,500	5.000%, 5/15/22	No Opt. Call	N/R	$1,575,105
10,000	5.000%, 5/15/22 (UB) (5)	No Opt. Call	N/R	10,500,700
1,555	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	1,651,519
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	840,559
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44	5/31 at 100.00	A3	5,529,150
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	3/21 at 100.00	B-	1,025,010
3,300	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	3,572,217
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,227,025
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A	2,785,203
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	820,975
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	538,940
430	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	437,138
1,135	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B+	1,363,634
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,433,540
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,398,860
2,315	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,753,368
1,680	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	1,990,044
935	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,098,466
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (5)	7/30 at 100.00	Aa3	4,569,539
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	BB	846,552
3,820	5.000%, 1/01/35 (AMT)	1/26 at 100.00	BB	3,911,871
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	BB	664,495
6,890	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	7,481,093

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
$2,000	5.000%, 6/01/24	No Opt. Call	B-	$2,078,560
2,250	5.000%, 6/01/25	No Opt. Call	B-	2,362,050
78,720	Total New York			87,139,687
	North Carolina – 1.2% (1.0% of Total Investments)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.252%, 4/01/36, 144A (IF) (5)	10/26 at 100.00	AA	847,492
6,225	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49	1/30 at 100.00	Aa1	7,409,991
6,975	Total North Carolina			8,257,483
	Ohio – 3.9% (3.1% of Total Investments)
7,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	7,558,323
5,650	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	6,361,843
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	3/21 at 100.00	Ba3	3,247,776
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	577,366
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (8)	No Opt. Call	N/R	5,238
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	6,107,220
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	21,331
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	329,600
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	133,371
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	287,685
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B-	257,317
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)	No Opt. Call	N/R	7,500

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,430	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	$1,494,193
52,545	Total Ohio			26,388,763
	Oklahoma – 1.2% (0.9% of Total Investments)
975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	1,139,707
6,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	6,654,395
7,025	Total Oklahoma			7,794,102
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	A-	1,045,490
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/21 at 100.00	N/R	730,854
1,730	Total Oregon			1,776,344
	Pennsylvania – 5.6% (4.5% of Total Investments)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	B-	873,167
725	5.125%, 5/01/30	No Opt. Call	B-	821,512
530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (8)	3/21 at 100.00	N/R	477,000
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,839,733
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Baa3	1,195,590
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)	No Opt. Call	N/R	525
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	500
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,564,014
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BB+	851,499
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,056,970
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,632,451

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (8)	No Opt. Call	N/R	$2,256
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,217,077
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	4,892,880
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	4,268,215
10,980	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	12,509,404
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,716,566
36,310	Total Pennsylvania			37,919,359
	Puerto Rico – 4.4% (3.5% of Total Investments)
3,750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	4,409,888
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	CCC	3,177,900
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.295%, 7/01/27	No Opt. Call	C	3,362,450
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	3,071,560
8,470	0.000%, 7/01/33	7/28 at 86.06	N/R	6,022,424
449	4.500%, 7/01/34	7/25 at 100.00	N/R	490,043
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	274,112
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,216,694
4,500	5.000%, 7/01/58	7/28 at 100.00	N/R	4,983,930
1,791	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,926,489
32,736	Total Puerto Rico			29,935,490
	Rhode Island – 0.5% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,492,162
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,638,195
2,900	Total Rhode Island			3,130,357
	South Carolina – 1.0% (0.8% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB+	1,552,283

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
$1,500	22.181%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	$2,097,690
1,010	22.159%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,412,041
1,255	22.181%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	N/R (4)	1,755,067
5,215	Total South Carolina			6,817,081
	Tennessee – 1.0% (0.8% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	2,072,780
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A+	2,083,163
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A (8)	11/24 at 100.00	N/R	2,138,500
525	6.000%, 5/01/34, 144A (8)	11/24 at 100.00	N/R	367,500
7,515	Total Tennessee			6,661,943
	Texas – 4.2% (3.3% of Total Investments)
1,265	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	1,318,016
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	2,273,740
355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	363,211
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307, 23.781%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA+	5,646,720
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,028,020
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
535	5.000%, 6/01/21	No Opt. Call	Baa2	538,162
855	5.000%, 6/01/22	No Opt. Call	Baa2	879,350
915	5.000%, 6/01/23	No Opt. Call	Baa2	960,146
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/36	11/24 at 49.42	Baa2	1,663,088
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	3,543,750
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	291,310
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (AMT)	No Opt. Call	Baa1	205,888

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	B-	$976,510
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 21.972%, 9/15/29, 144A (IF) (5)	9/22 at 100.00	AA+	3,581,257
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.753%, 8/15/22 (ETM), 144A (IF) (5)	No Opt. Call	AA- (4)	134,950
155	22.539%, 8/15/24 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA- (4)	243,287
200	22.753%, 8/15/26 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA- (4)	315,032
170	22.496%, 8/15/27 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	AA- (4)	266,643
1,675	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,811,027
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,220,952
24,295	Total Texas			28,261,059
	Virgin Islands – 0.2% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,162,078
	Virginia – 1.7% (1.4% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,000,000
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,438,764
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System,Tender Option Bond Trust 2016-XG0080, Formerly Tender Option Bond Trust 3309:
1,800	22.536%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	2,275,416
400	17.559%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	471,780
120	22.536%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	151,590
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,009,920
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	704,376
115	4.500%, 3/01/29	3/22 at 100.00	N/R	115,390
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,518,981
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,741,675
10,545	Total Virginia			11,427,892

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.9% (2.3% of Total Investments)
$2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB+	$2,354,550
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (AMT) (UB) (5)	4/26 at 100.00	Aa2	4,734,920
270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/21 at 100.00	N/R	270,140
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.640%, 1/01/35, 144A (IF) (5)	7/24 at 100.00	BBB+	5,134,450
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/35	8/29 at 100.00	BBB+	1,205,923
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
1,200	6.000%, 10/01/22, 144A	No Opt. Call	N/R	1,239,192
2,085	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,169,839
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A-	1,013,990
1,000	5.000%, 7/01/23	No Opt. Call	A-	1,092,610
17,725	Total Washington			19,215,614
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	AAA	611,255
	Wisconsin – 3.0% (2.4% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	424,317
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
450	5.250%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	473,616
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,769,792
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	3,446,253
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,231,692
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,089,690
395	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	433,232
255	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	260,082
390	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	403,771

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	$4,702,480
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,223,411
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	21.222%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA-	62,455
100	22.078%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA-	145,493
185	21.673%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA-	265,336
100	22.078%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA-	142,882
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
5	5.250%, 12/15/23	No Opt. Call	AA	5,528
10	5.250%, 12/15/23 (ETM)	No Opt. Call	AA (4)	10,788
5	5.250%, 12/15/27 (ETM)	No Opt. Call	AA (4)	6,119
10	5.250%, 12/15/27	No Opt. Call	AA	12,170
2,175	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A, 4.000%, 11/01/47	11/26 at 100.00	AA	2,315,157
2,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.150%, 11/01/44	11/28 at 100.00	AA	2,095,340
18,960	Total Wisconsin			20,519,604
$801,941	Total Municipal Bonds (cost $782,887,553)			818,061,344

Shares	Description (1)	Value
	COMMON STOCKS – 4.0% (3.2% of Total Investments)
	Electric Utilities – 4.0% (3.2% of Total Investments)
965,836	Energy Harbor Corp (9), (10), (11)	$27,164,138
	Total Common Stocks (cost $25,699,081)	27,164,138
	Total Long-Term Investments (cost $808,586,634)	845,225,482
	Floating Rate Obligations – (4.6)%	(31,041,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (25.9)% (12)	(174,920,588)
	Other Assets Less Liabilities – 5.2% (13)	35,510,696
	Net Assets Applicable to Common Shares – 100%	$674,774,590
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Short	(17)	6/21	$(3,229,162)	$(3,214,063)	$15,100	$(56,313)

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$818,049,597	$11,747	$818,061,344
Common Stocks	—	27,164,138	—	27,164,138
Investments in Derivatives:
Futures Contracts*	15,100	—	—	15,100
Total	$15,100	$845,213,735	$11,747	$845,240,582

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.7%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.